CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Accounts payable	¥ 114,552	¥ 119,469
Accrued employee benefits	271,965	189,042
Income tax payable	171,793	95,415
Deferred tax liabilities	118,469	79,618
Other liabilities	¥ 181,883	¥ 144,392
Ordinary share, shares authorized | shares	3,000,000,000	3,000,000,000
Ordinary share, shares issued | shares	1,431,840,215	1,468,059,155
Ordinary shares, shares outstanding | shares	1,431,078,855	1,428,942,175
Treasury Stock, Shares | shares	761,360	39,116,980
Consolidated VIE and VIE's subsidiaries
Accounts payable	¥ 768	¥ 2,283
Accrued employee benefits	58,417	19,708
Income tax payable	34,855	11,042
Deferred tax liabilities	42,177	38,287
Other liabilities	¥ 127,320	¥ 62,645